As filed with the Securities and Exchange Commission on March 2, 2012

Registration No. 333-176518

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. /__/ Post-Effective Amendment No. /1/

(Check appropriate box or boxes)

USAA MUTUAL FUNDS TRUST
___________________________________
(Exact name of registrant as specified in charter)

9800 Fredericksburg Road
San Antonio, Texas 78288
________________________________________
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (210) 498-0026

Christopher P. Laia, Secretary
USAA Mutual Funds Trust
9800 Fredericksburg Road
San Antonio, Texas 78288
_____________________________________________
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective
immediately upon filing pursuant to Rule 485(b) under
the Securities Act of 1933, as amended.

The title of securities being registered is shares of beneficial interest. No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the
Investment Company Act of 1940, as amended.

USAA INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Part A - Prospectus/Information Statement*
Part B - Statement of Additional Information*
Part C - Other Information

Signature Pages

Exhibits

*Previously filed in Registrant's Registration Statement on Form N-14, file No. 333-176518, on August 26, 2011, and subsequently filed in definitive form pursuant to Rule 497 on September 28, 2012.

The sole purpose of this filing is to include in the Registration Statement the Definitive Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of USAA Florida Tax-Free Income Fund and USAA Tax Exempt Long-Term Fund, series of the Registrant.

USAA MUTUAL FUNDS TRUST
PART C
OTHER INFORMATION

Item 15.INDEMNIFICATION.

Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

(a)
THE TRUSTEE AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

(b)
INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise "Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b)  an independent legal counsel in a written opinion.

Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding,  provided that the covered  person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question  of  whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.EXHIBITS.

 EXHIBIT
 NUMBER           DESCRIPTION

Item 16.                                Exhibits

1.	USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (4)

2.	First Amended and Restated By-Laws, dated April 20, 2006 (3)

3.	None

4.	Plan of Reorganization and Termination; filed as Appendix A to the Combined Proxy Statement and Prospectus set forth as Part A to this Registration Statement on Form N-14. (filed herewith)

5.
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits 1 and 2).

6.	Advisory Agreement dated August 1, 2006 (4)

7.	Amended and Restated Underwriting Agreement dated April 30, 2010 (9)

8.	None

9.	(a)	Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006 (5)

(b)	Subcustodian Agreement dated March 24, 1994 (1)

(c)	Custody and Accounting Fee Schedule dated January 1, 2010 (8)

10.	(a)	12b-1 Plan (9)

(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (9)

11.
Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered. Previously filed with the Securities and Exchange Commission on August 26, 2011, as part of Registrant's Form N-14 Registration Statement.

12.	Opinion and Consent of Counsel as to tax matters. Previously filed with the Securities and Exchange Commission on August 26, 2011, as part of Registrant's Form N-14 Registration Statement.

13.	(a)	Transfer Agency Agreement dated November 13, 2002 (2)

(b)	Letter Agreement to Transfer Agency Agreement dated August 1, 2006 adding 37 funds (4)

(c)	Amendment to the Transfer Agency Agreement dated April 30, 2010 (9)

(d)	Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds (4)

(e)	Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 25, 2009 (7)

14.	Consent of Independent Registered Public Accounting Firm (filed herewith)

15.	None.

16.              N/A

17.                 (a)                 Voting Instructions and Proxy Cards Previously filed with the Securities and Exchange Commission on August 26, 2011, as part of Registrant's Form N-14 Registration Statement.

(b)	Code of Ethics of USAA Investment Management Company dated October 1, 2009 (6)

--------------------------------------
(1)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).
(2)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).

(3)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).
(4)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).

(5	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).
(6)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).

(7)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).
(8)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 3, 2010).

(9)	Incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2010).

Item 17.                                Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 ("1933 Act"), USAA MUTUAL FUNDS TRUST certifies that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in San Antonio, Texas on the 1st day of March, 2012.

USAA MUTUAL FUNDS TRUST

By: /s/ Daniel S. McNamara
____________________________
Daniel S. McNamara
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Robert L. Mason Robert L. Mason, Ph.D.	Chairman of the Board of Trustees	March 1, 2012
/s/ Daniel S. McNamara Daniel S. McNamara	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)	March 1, 2012
/s/ Roberto Galindo, Jr. Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)	March 1, 2012
/s/ Barbara B. Ostdiek Barbara B. Ostdiek, Ph.D.	Trustee	March 1, 2012
/s/ Michael F. Reimherr Michael F. Reimherr	Trustee	March 1, 2012
/s/ Paul L. McNamara Paul L. McNamara	Trustee	March 1, 2012

INDEX TO EXHIBITS

Exhibit Number	Description	Sequentially Numbered Page
(4)	Plan of Reorganization and Termination. Filed herewith	10
(12)	Opinion and Consent of Kirkpatrick & Lockhart LLP Regarding Certain Tax Matters.	22